Liability for employees severance benefits	12 Months Ended
Dec. 31, 2021
Postemployment Benefits [Abstract]
Liability for employees severance benefits
Note 10. Liability for employees severance benefits

a.Under Israeli law and labor agreements, the Company is required to make severance payments to retired or terminated employees and to employees leaving employment in certain other circumstances.
The liability of the Company to pay severance pay to its employees is covered by the provision and by the payment of premiums for insurance policies. The Company makes payments into a general provident fund. The amounts deposited in the provident fund and the amounts paid for insurance policies in the names of the companies include accrued profits and may be withdrawn subject to restrictions determined by law.

b.According to Section 14 to the Severance Pay Law (“Section 14”) in Israel the payment of monthly deposits by a company into recognized severance and pension funds or insurance policies releases it from any additional severance obligation to the employees that have entered into agreements with the company pursuant to such Section 14. Commencing from 2007, the Company has entered into agreements with a majority of its employees in order to implement Section 14.
Therefore, beginning that date, the payment of monthly deposits by the Company into recognized severance and pension funds or insurance policies releases it from any additional severance obligation to those employees that have entered into such agreements and therefore the Company incurs no additional liability since that date with respect to such employees. Amounts accumulated in the pension funds or insurance policies pursuant to Section 14 are not supervised or administrated by the Company and therefore neither such amounts nor the corresponding accrual are reflected in the Company’s Consolidated Financial Statements. In addition, we pay severance benefits to our employees located elsewhere in accordance with local laws and practices of the countries in which they are employed and as a result have no accumulated liability. For the year ended December 31, 2021, 2020 and 2019 severance pay expenses amounted to $4,067, $3,340 and $3,476 respectively.

c.The US Subsidiary has a defined contribution plan (the “Contribution Plan”) under the provisions of Section 401(k) of the Internal Revenue Code (the “Code”) which covers eligible U.S. employees as they are defined in the Contribution Plan. Participants may elect to contribute up to a maximum amount prescribed by the Code. The Company, at its discretion, makes matching contributions equal to the greater of 6% of the participant’s compensation. For the year ended December 31, 2021 and 2020, the Company made 401(k) plan contributions of approximately $1,455, $877 and $774 , respectively.